Annual Total Returns- JPMorgan Prime Money Market Fund (Morgan C Shares) [BarChart] - Morgan C Shares - JPMorgan Prime Money Market Fund - Morgan	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.01%	0.01%	0.01%	0.01%	0.01%	0.17%	0.74%	1.63%	1.99%	0.44%